Bank Premises, Furniture, Fixtures and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Bank Premises, Furniture, Fixtures and Equipment
Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2021 and December 31, 2020:

	2021	2020
Land and buildings	$35,108	$33,651
Furniture, fixtures and equipment	6,911	7,105

	42,019	40,756
Less accumulated depreciation	15,358	15,126

Total	$26,661	$25,630

Summary Of Lease Costs	Lease costs were as follows:

	December 31, 2021	December 31, 2020
(in thousands)
Operating lease cost	$364	$473
Short-term lease cost	23	23

	$387	$496

Maturity analysis of operating lease liabilities
A maturity analysis of operating lease liabilities and reconciliation of the undiscounted cash flows to the total operating lease liability is as follows:

December 31, 2021
Lease payments due:
Within one year	$200
After one year but within two years	65
After two years but within three years	64
After three year but within four years	65
After four years but within five years	66
After five years	73

Total undiscounted cash flows	533
Discount on cash flows	(9)

Total lease liability	$524